Share-Based Incentive Plans (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	$ 67,000	$ 50,000	$ 51,000
Share based compensation related income tax benefits recognized in earnings	9,000	$ 6,000	$ 9,000
Unrecognized compensation costs	$ 77,000
Award vesting period (in months)	28 months
Shares available for issuance (in shares)	3.2
Weighted average grant date fair value of stock options (USD per share)	$ 29.53	$ 27.89	$ 38.34
Intrinsic value	$ 13,000	$ 4,000	$ 30,000
Weighted average grant date fair value of awards (USD per share)	$ 141.38	$ 127.26	$ 157.09
Total fair value, units vested in period	$ 37,000	$ 28,000	$ 29,000
Nonemployee director equity award	145
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit from stock options exercised	3,000	1,000	7,000
Proceeds from stock options exercised	$ 44,000	$ 8,000	$ 17,000
Restricted Stock Units (RSUs) | Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in months)	3 years
Restricted Stock Units (RSUs) | Executives | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in months)	3 years
Restricted Stock Units (RSUs) | Executives | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in months)	7 years
Performance Stock Units | Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in months)	3 years
Performance Stock Units | Management | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance measures	0.00%
Performance Stock Units | Management | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance measures	200.00%